Condensed Statements Of Changes In Shareholders' Deficit - 12 months ended Dec. 31, 2021 - USD ($)	Total	Class B Ordinary Shares	Additional Paid In Capital	Accumulated Deficit	Common Stock [Member] Class B Ordinary Shares
Balance Beginning at Jan. 12, 2021	$ 0		$ 0	$ 0	$ 0
Balance Beginning, Shares at Jan. 12, 2021		0
Issuance of Class B Ordinary shares to Sponsor	25,000		23,994	0	$ 1,006
Issuance of Class B Ordinary shares to Sponsor, Shares					10,062,500
Accretion for Class A Ordinary Shares to redemption amount	(32,263,672)		(23,994)	(32,239,678)
Net income	2,698,369		0	2,698,369
Balance Ending at Dec. 31, 2021	$ (29,540,303)		$ 0	$ (29,541,309)	$ 1,006
Balance Ending, Shares at Dec. 31, 2021		10,062,500